3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)	Jun. 30, 2014	Dec. 31, 2013
Warrants	(1,052)	(1,548)
Level 1
Warrants	0	0
Level 2
Warrants	0	0
Level 3
Warrants	(1,052)	(1,548)